CONDENSED INTERIM STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (UNAUDITED) - 6 months ended Jun. 30, 2018 - USD ($) shares in Thousands, $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Capital notes [Member]	Unearned compensation [Member]	Accumulated other comprehensive loss [Member]	Foreign currency translation adjustment [Member]	Accumulated deficit [Member]	Treasury stock [Member]	Comprehensive income (loss) [Member]	Noncontrolling interest [Member]	Total
BALANCE at Dec. 31, 2017	$ 391,727	$ 1,347,866	$ 20,758	$ 80,565	$ 1,763	$ (24,522)	$ (773,025)	$ (9,072)		$ (6,354)	$ 1,029,706
BALANCE, SHARES at Dec. 31, 2017	98,544
Changes during the period:
Issuance of shares	$ 1,528	(1,528)
Issuance of shares, shares	372
Exercise of options	$ 1,215	(533)									682
Exercise of options, shares	287
Employee stock-based compensation				6,045							6,045
Other comprehensive income:
Profit							63,860		$ 63,860	(670)	63,190
Foreign currency translation adjustments						1,055			1,055	1,246	2,301
Change in employees plan assets and benefit obligations					(435)				(435)		(435)
Unrealized loss on derivatives and marketable securities					(814)				(814)		(814)
Comprehensive income									$ 63,666		63,666
BALANCE at Jun. 30, 2018	$ 394,470	$ 1,345,805	$ 20,758	$ 86,610	$ 514	$ (23,467)	$ (709,165)	$ (9,072)		$ (5,778)	$ 1,100,675
BALANCE, SHARES at Jun. 30, 2018	99,203
OUTSTANDING SHARES, NET OF TREASURY STOCK at Jun. 30, 2018	99,117